Investment Risk	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Risk and Uncertainty [Line Items]
Investment Risk	Investment Risk
Investment securities, in general, are exposed to various risks, such as interest rate, credit and overall market volatility risks. Further, due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the accompanying Statements of Net Assets Available for Benefits.
The Plan has invested a significant portion of its assets in the Duke Energy Common Stock Fund. This investment in the Duke Energy Common Stock Fund constituted approximately 9% and 10% of the Plan’s net assets available for benefits as of December 31, 2025, and 2024, respectively. As a result of this concentration, any significant fluctuation in the market value of the Duke Energy Common Stock Fund could affect individual participant accounts and the net assets of the Plan.